Fair Value Measurements - Level 3 Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	$ (345,863)	$ 821,369
Income (loss) from equity method and other investments | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	(592)	1,600
Unrealized gains (losses)	0	1,600
Gain (loss) from change in fair value of warrant liabilities | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	(345,271)	819,647
Unrealized gains (losses)	0	433,009
Selling, general and administrative expenses | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	0	(122)
Unrealized gains (losses)	$ 0	$ (122)